Investment Strategy	Dec. 18, 2025
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in, the U.S.; or (iv) its “country of risk” is the U.S. as determined by a third party service provider. The Fund invests primarily in equity securities of mid- and large-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest up to 20% of its net assets in securities of foreign issuers.
The Fund may also invest up to 10% of its net assets in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The Fund’s portfolio managers use a bottom-up stock selection process designed to seek alpha (return on investments in excess of the Russell 1000® Growth Index), as well as a disciplined portfolio construction process designed to manage risk. The portfolio managers use a holistic approach that closely examines company fundamentals, including detailed modeling of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The portfolio managers use a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The portfolio managers seek to invest in companies with attractive growth outlooks at compelling valuation levels.
The portfolio managers consider whether to sell a particular security when a company is deemed to be overvalued, a company’s fundamentals deteriorate, the catalysts for growth are no longer present or reflected in the stock price or if the company is displaced by a more attractive investment opportunity.

INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in investment grade fixed-income securities generally represented by the Bloomberg U.S. Aggregate Bond Index (the benchmark index). The principal types of fixed-income securities in which the Fund invests are corporate bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Fund may invest up to 20% of its net assets in debt securities rated below investment grade. Below investment grade securities are commonly referred to as junk bonds.
The Fund may invest up to 30% of its net assets in foreign debt securities, including debt securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may invest up to 20% of the Fund’s net assets in currencies and securities, including foreign currency derivatives, denominated in currencies other than the U.S. dollar.
The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs) of any rating, which are counted toward the 80% investment requirement.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund may purchase municipal securities. The Fund’s investments may also include securities that do not produce immediate cash income, such as zero coupon securities and pay-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. TBA transactions may be conducted as dollar rolls. The Fund may engage in short sales of TBA mortgages, including short sales of TBA mortgages the Fund does not own.
The Fund can invest in derivative instruments including swap contracts, options, futures contracts and forward foreign currency contracts.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use swap contracts, including: credit default index swaps, to hedge credit risk or take a position on a basket of credit entities; total return swaps, to gain exposure to a reference asset; and volatility swaps to adjust the volatility profile of the Fund.
The Fund can use options to seek investment return or to seek to mitigate risk and to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures to increase or decrease its exposure to foreign currencies.
The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to gain or mitigate the risk of foreign currency exposure.
The Fund may invest up to 15% of its net assets in equity interests and/or debt obligations issued by Real Estate Investment Trusts (REITs).
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., making investments that allow the Fund to benefit from varying interest rates) for risk management and for generating alpha (return on investments in excess of the benchmark index). Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.
The portfolio managers utilize the benchmark index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to the benchmark index. The portfolio managers then determine appropriate position sizes to reflect desired risk positioning. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha.
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Specialists employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that they believe best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
The Fund will attempt to maintain (i) a dollar-weighted average portfolio maturity of between three and 10 years; and (ii) a duration (the Fund’s price sensitivity to changes in interest rates) of within +/- two years of the benchmark index. The foregoing maturity and duration targets are not guaranteed and the portfolio managers may deviate from such targets in their discretion.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The portfolio managers may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.

Invesco Discovery Fund | Invesco Discovery Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund mainly invests in common stocks of “growth companies.” Growth companies are companies that the portfolio managers expect to have above-average growth rates. The Fund emphasizes stocks of small-capitalization (or “small-cap”) companies. The Fund considers a small-capitalization company to be one that has a market capitalization, at the time of purchase, within the range of market capitalizations included in the Russell 2000 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities.
In selecting investments for the Fund, the portfolio managers look for companies with high growth potential using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio managers currently focus on what they believe to be high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio managers may vary in particular cases and may change over time.

Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund mainly invests in common stocks of “growth companies.” Growth companies are companies that the portfolio managers expect to have above-average growth rates. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of “large-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers a large-capitalization issuer to be one that has a market capitalization, at the time of purchase, within the range of market capitalizations included in the Russell 1000 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. This range is subject to change at any time due to market activity or changes in the composition of that index. A company’s “market capitalization” is the value of its outstanding stock.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities.
In selecting investments for the Fund, the portfolio managers look for companies with high growth potential using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio managers currently focus on what they believe to be high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio managers may vary in particular cases and may change over time.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.

INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies represented in the S&P 500® Equal Weight Index (the Underlying Index), and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund generally invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
The Underlying Index is an equal-weighted version of the S&P 500® Index, which is comprised of common stocks of approximately 500 large-capitalization companies that generally represent the large-cap segment of the U.S. equity market. “Equal weighting” means that, unlike the S&P 500® Index, which employs a float-adjusted market capitalization weighted methodology, the Underlying Index assigns each component security the same weight at each quarterly rebalance.
In seeking to track the investment results (before fees and expenses) of the Underlying Index, the portfolio managers primarily utilize a “full replication” methodology, pursuant to which the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Underlying Index is typically rebalanced quarterly and constituent changes are incorporated in the Underlying Index as and when they are made to the S&P 500® Index. The Fund is generally rebalanced in accordance with the Underlying Index. Constituent changes are generally incorporated in the Fund as and when they are made to the Underlying Index.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to seek exposure to certain equity securities represented in the Underlying Index while managing cash balances.

INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of all capitalization sizes; however, under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund invests, under normal circumstances, a majority of its net assets in income-producing equity investments, including dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash).
The Fund may invest in income-producing equity instruments, debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade at the time of purchase. This operating policy does not apply to convertible securities, which are selected primarily on the basis of their equity characteristics.
The Fund also invests in U.S. government obligations, including Treasury bills and notes, and obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to seek exposure to certain asset classes, to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated and to manage duration.
The Fund can use options to seek investment return or to seek to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities, the portfolio managers focus on a security’s potential for income with safety of principal and long-term growth of capital. The portfolio managers emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. The portfolio managers look for catalysts for change that may positively impact a company. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.
The Fund may dispose of a security when, in the opinion of the portfolio managers, the security reaches the portfolio managers’ estimate of its value or when the portfolio managers identify a more attractive investment opportunity.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans made by banks and other lending institutions, senior secured floating rate debt instruments, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund’s portfolio managers select the Fund’s portfolio investments by actively employing environmental, social and governance (ESG) criteria in the investment selection process described below, except as otherwise indicated.
Floating rate loans (also known as bank loans) are made to or issued by companies (borrowers), which may include U.S. and non-U.S. companies, and bear interest at a floating rate that resets periodically based on a benchmark that reflects current interest rates. Secured floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as agent for the lenders in the lending group.
Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.
The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities that are determined to be below investment grade. Such floating rate debt securities are commonly referred to as “junk bonds”. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (Invesco or the Adviser) to be of comparable quality, each at the time of purchase. The Fund may invest in defaulted or distressed loans and loans to bankrupt companies.
The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities of non-U.S. borrowers or issuers.
The Fund may invest in collateralized loan obligations (CLOs), which are debt instruments backed solely by a pool of other debt securities. CLOs where the CLO securities held by the Fund are in the senior classes with a floating rate of return will be counted toward the Fund’s 80% investment policy described above and are subject to application of the portfolio managers’ ESG criteria with respect to CLOs, as described below.
The Fund can invest up to 20% of its total assets in certain other types of debt obligations or securities and equity securities (including common stocks, preferred stocks, rights, warrants, and securities convertible into common stock), both to seek to increase yield and to manage cash flow. Other types of debt obligations and securities in which the Fund may invest may include unsecured loans, fixed rate high yield bonds, investment grade corporate bonds, and short-term government and commercial debt obligations. The Fund may also invest in CLO securities that are in the subordinated debt tranches of a CLO. Up to 5% of the Fund’s net assets may be invested in subordinated loans. Some of the floating rate loans and debt securities in which the Fund may invest will be considered to be illiquid.
The Fund may invest without limitation in obligations for which there is no readily available trading market or which are otherwise illiquid, including securities restricted as to resale such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended, and other types of exempt securities.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and swap contracts. The Fund can engage in foreign currency transactions either on a spot basis (i.e. for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can use currency futures to seek to hedge its exposure to foreign currencies. The Fund can use swap contracts, including interest rate swaps, to seek to hedge or adjust its exposure to interest rates, and can use currency swaps to hedge its exposure to foreign currencies. The Fund can also use swap contracts, including credit default swaps, and can invest in credit linked notes, to gain or reduce exposure to an asset class or a particular issuer.
The portfolio managers’ ESG criteria will apply to derivatives and other instruments that have economic characteristics similar to senior secured floating rate loans made by banks and other lending institutions and senior secured floating rate debt instruments as reflected in the Fund’s 80% investment policy. However, the Adviser’s ESG criteria will not apply to the Fund’s investments in derivatives for currency hedging purposes.
The Fund invests in loans and debt securities selected by the Fund’s portfolio managers based on a fundamental bottom-up risk assessment of each issuer and issue, combined with a top-down macro and sector overlay. The portfolio managers construct the Fund’s portfolio using a process that focuses on obtaining access to the widest possible range of potential investments available in the market and ongoing credit analysis of issuers. The portfolio managers perform their own independent credit analysis on each borrower and the collateral securing each loan, considering the nature of the industry in which the borrower operates, the nature of the borrower’s assets and the general quality and creditworthiness of the borrower.
For each investment opportunity, the portfolio managers undertake a comprehensive due diligence review of the issuer, including in-depth meetings with the issuer’s management team, the financial sponsor (if applicable), and the industry in which the issuer competes, as well as engage in discussions with third party industry experts to assess credit risk and gain a detailed understanding of the company and the industry. The portfolio managers’ due diligence looks at detailed cash flow models, credit and relative value comparable company analyses, and structural terms of the loan. The portfolio managers also analyze each company to determine its earnings potential and other factors indicating the sustainability of debt repayment. The analysis concludes with an investment thesis and recommendation that includes an internal risk rating derived from the portfolio managers’ view of the issuer’s probability of default and estimated recovery ratings.
Additionally, as part of the credit selection and portfolio construction process, the Fund employs a proprietary framework for evaluating each issuer based on ESG criteria the portfolio managers have determined to be important in the investment selection process. The Fund’s ESG methodology actively utilizes both proprietary ESG scoring and ESG exclusionary screening to construct the Fund’s portfolio. The portfolio managers apply their ESG criteria in an effort to assess an issuer’s impact of business operations on the environment, the social impact its business has on internal and external communities, and the quality of its corporate governance principles.
Under normal market conditions, the portfolio managers will employ the following ESG methodology to assess investment opportunities for the Fund’s portfolio (except with respect to CLOs, which employ a different ESG methodology described below): The portfolio managers first employ a proprietary ESG screen to exclude issuers from the investment universe of securities in which the Fund may invest that do not meet its investment criteria. Such excluded issuers are those with substantial involvement in the production of tobacco products, controversial weapons, engagement in cultivation, production or distribution of recreational cannabis, extraction of thermal coal, and extraction of fossil fuels from unconventional sources. Issuers involved in the generation of electricity above 30% from coal-fired plants are also excluded. Issuers will also be excluded based on their non-compliance with UN Global Compact principles. The principles of the UN Global Compact represent a set of values that the UN believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, environment and anti-corruption. To the extent an issuer’s status changes to meet the qualification for exclusion, the Fund shall take steps to divest its holdings of the issuer within a reasonable period of time. Because the Fund's divestment of such investments may not be immediate, the Fund could be invested in investments that meet the qualification for exclusion. This screening criteria may be updated periodically.
Next, based on research and due diligence reviews conducted with the management teams of the eligible issuers, each investment opportunity is scored by the portfolio management team on a scale of 1-5 for risks related to multiple ESG factors under each individual pillar of the ESG framework (1 indicates “no risk” and 5 indicates “high risk”). The environmental pillar (“E”) factors include natural resources, pollution and waste, supply chain impact, and environmental opportunities. The social pillar (“S”) factors include workforce, community, product responsibility, and human rights. The governance pillar (“G”) factors include management, shareholders, board of directors, auditors, regulatory issuers, corporate social responsibility strategy, anti-corruption, and business ethics. The foregoing factors in each ESG pillar may be updated periodically.
Each investment opportunity is assigned a weighted average score for each ESG pillar. An overall aggregated, or composite, ESG score is also calculated, with pillars weighted differently depending on the industry. The scores are determined at the time of purchase and reviewed at least annually. The Fund will not invest in loans or securities from issuers that have a composite ESG rating or single category E, S, or G pillar rating above levels set within the internal ESG rating methodology, and will seek to divest within a reasonable period of time from investments for which the aggregate ESG rating or single category E, S, or G ratings rise above these limits, as determined by the portfolio managers’ internal rating methodology. Because the Fund's divestment of such investments may not be immediate, the Fund could be invested in investments that meet the qualification for exclusion. Under normal circumstances, pursuant to its current internal limits, the Fund will only invest in loans from issuers with a single category E, S or G pillar score of 4.25 and under and will also only invest in loans from issuers with a composite ESG score of 4.0 and under.
With regard to the application of the Fund’s ESG methodology to CLOs, the portfolio managers will utilize a proprietary approach in selecting CLOs for investment. The portfolio managers will assess via their due diligence process how a CLO manager incorporates ESG considerations into its asset selection process. The portfolio managers examine and assess the following ESG considerations with respect to the CLO manager: the existence of an ESG practice that definitively includes/excludes borrowers as eligible investments; the number of the CLO’s investments that must be ESG-rated prior to becoming an eligible investment; the extent to which the ESG ratings process results in a quantitative evaluation; the existence of an exclusionary/screening policy that prohibits investments in certain companies based on ESG considerations; the extent to which formal control procedures are in place to ensure consistency and compliance with ESG policies; the frequency with which ESG ratings are evaluated; and the extent to which the CLO manager is a signatory to UN-backed principles of responsible investment. Based on those considerations, the portfolio managers assign quantitative factor ratings to each CLO manager in order to assess how that manager evaluates the different E, S and G risks within their portfolio and determine a cumulative CLO manager ESG score. Only CLO managers whose ESG practices meet the Fund’s internal ESG standards based on the above considerations and quantitative factor ratings will become an eligible CLO manager. The CLO manager screen will be reviewed and updated at least annually.
Decisions to purchase or sell loans and other investments are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations, situation-specific opportunities and application of the Fund’s ESG criteria. The purchase or sale of loans and other investments may be related to a decision to alter the Fund’s macro risk exposure, a desire to limit or reduce the Fund’s exposure to a particular security or issuer, the degradation of an issuer’s credit quality, an ESG screen or score, or the general liquidity needs of the Fund.

Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of real estate and real estate related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in real estate investment trusts (REITs), depositary receipts, equity securities (including common and preferred stock and convertible securities) of domestic and foreign issuers, and debt securities of domestic and foreign issuers (including corporate debt obligations and commercial mortgage-backed securities).
The Fund will concentrate its investments in the securities of domestic and foreign companies principally engaged in the real estate industry and other real estate related investments. For purposes of the Fund’s 80% policy, the Fund considers an issuer to be a real estate or real estate related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, financing, construction, management, or sale of residential, commercial or industrial real estate. These issuers include: (i) listed equity REITs and other real estate operating issuers that either (a) own property or make construction or mortgage loans, (b) are real estate developers, or (c) are companies with substantial real estate holdings; and (ii) other issuers whose products and services are related to the real estate industry. Other real estate related investments may include but are not limited to commercial or residential mortgage backed securities, commercial property whole loans, and other types of equity and debt securities related to the real estate industry.
The Fund may invest up to 30% of its net assets in below-investment grade securities (commonly known as “junk bonds”) of real estate and real estate related issuers.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller asset bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.
The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”).
The Fund can invest in derivative instruments including forward foreign currency contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
The portfolio managers evaluate securities based primarily on the relative attractiveness of income with a secondary consideration for the potential for capital appreciation. The qualified investment universe includes global public real estate equity and debt securities. When constructing the portfolio, the portfolio managers first set a strategic equity versus debt asset allocation and then apply a fundamentals-driven investment process. The equity versus debt allocation is determined by assessing the implied market pricing and projected risk adjusted returns of equity and debt investment alternatives. This assessment is conducted while seeking to achieve a level of diversification within asset categories and is influenced by a variety of factors including the macroeconomic environment, capital market sentiment, absolute return expectations, liquidity and distribution of return outcomes. Following the strategic asset allocation decision, the fundamental real estate and securities analysis includes an evaluation of factors such as property market cycle analysis, property evaluation, management and structure review, as well as relative value analysis using earnings data and other fundamental variables to identify securities with characteristics including (i) attractive relative yields; (ii) favorable property market outlook; and (iii) attractive valuations relative to peer investment alternatives.
The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio asset categories, property types and geographic areas, as well as by considering the relative liquidity of each security and limiting the size of any one holding.
The portfolio managers will consider selling a security if they conclude: (1) its relative yield and/or valuation have fallen below desired levels, (2) its risk/return profile has changed significantly, (3) its fundamentals have changed significantly, or (4) a more attractive investment opportunity is identified.

INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, which include common stocks and convertible securities.
The Fund may invest in securities of issuers of all capitalization sizes; however, under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to seek exposure to certain asset classes and to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to seek investment return or to seek to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The portfolio managers emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. The portfolio managers look for catalysts for change that may positively impact a company. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor such as an improvement in industry conditions or a regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.
The Fund may dispose of a security when, in the opinion of the portfolio managers, the security reaches the portfolio managers’ estimate of its value or when the portfolio managers identify a more attractive investment opportunity.

Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of U.S. equity securities, including common stock and equity-linked notes (ELNs). The Fund is designed to generate income while providing some downside protection in the event of broad equity market downturns and also providing equity market upside participation. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. ELNs are counted toward the foregoing 80% policy to the extent they have economic characteristics similar to the securities included within that policy. The Fund uses various criteria to determine whether an issuer is a U.S. issuer, including whether (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from goods produced, sales made, or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in, the U.S.; or (iv) its “country of risk” is the U.S. as determined by a third party service provider such as Bloomberg. The Fund may also invest in real estate investment trusts (REITs), which are trusts that sell equity and/or debt securities to investors and use the proceeds to invest in real estate or interests therein.
ELNs are hybrid derivative-type instruments that are specially designed to combine the characteristics of investing in one or more underlying equity securities or an index of equity securities and a related equity derivative, such as a put or call option (or a combination thereof), in a single note form (typically senior, unsecured debt) issued by financial institutions. The options within the ELNs in which the Fund invests will reference either a broad-based equity security index or an exchange-traded fund that passively tracks such an index and such options will generally have covered call and/or cash secured put strategies embedded within them. The Fund’s portfolio of ELNs will be constituted by positions in short-term ELNs issued by a diversified group of U.S. and international financial institutions and cash and cash equivalents. When the Fund purchases an ELN from the issuing counterparty, the Fund is generally entitled to receive a premium generated by options positions within the ELN. Therefore, the ELNs are intended to provide recurring cash flow to the Fund based on the premiums received from selling the options. ELNs may be subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. Selling a call option entitles the seller to a premium equal to the value of the option at the time of trade. When the Fund sells call options within an ELN, it receives a premium but limits its opportunity to profit from an increase in the market value of either the underlying benchmark or ETF to the exercise price of the call option (plus the premium received). The maximum potential gain on the call option embedded within the ELN will be equal to the difference between the exercise price of the option and the purchase price of the underlying benchmark or ETF at the time the option is written, plus the premium received. Accordingly, because these premiums can partially offset losses incurred by the Fund’s equity portfolio, the Fund’s investments in ELNs may reduce the Fund’s volatility relative to the index, while providing limited downside protection against declines in the value of the Fund’s equity portfolio.
The Fund can invest in derivative instruments including futures contracts. The Fund can use futures contracts, including equity index futures, to gain exposure to the broad market in connection with managing cash balances. The Fund can hold long and short positions in equity index futures to hedge against adverse movements in the equity markets. A long position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset.
The portfolio managers seek to construct the equity portion of the Fund’s portfolio using a U.S. large-cap, market-cap-weighted index developed by Invesco's affiliate, Invesco Indexing LLC, or third-party index providers (the Equity portfolio). The specific index or indices that are used to construct the Equity portfolio may change from time to time.
The portfolio managers also seek to construct a portion of the Fund’s portfolio by investing in high-income, short-term ELNs with a focus on downside protection (the ELN portfolio). The portfolio managers seek to enhance portfolio diversification by staggering the maturity dates of the ELNs to create more consistent returns over time. The portion of the ELN portfolio maintained in cash and cash equivalents is aimed at providing additional downside protection by limiting the ELN portfolio’s exposure to broad equity market risk. The portion of the Fund’s assets allocated between the Equity portfolio and ELN portfolio will be actively adjusted on a periodic basis to balance yield targets, equity participation with less volatility, and downside protection.
The Fund may hold up to 25% of its assets in cash or cash equivalents, including treasury bills and money market funds, outside of the ELN portfolio in an effort to maintain high liquidity and a downside buffer.

Invesco Nasdaq 100 Index Fund | Invesco Nasdaq 100 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities represented in the Underlying Index and in derivatives and other instruments that have economic characteristics similar to such securities. The Underlying Index includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization.
The Underlying Index is a modified market capitalization-weighted (a hybrid between equal weighting and conventional capitalization weighting) index that reflects companies from all major sectors, except for companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”), a product of FTSE International Limited. Security types generally eligible for inclusion in the Underlying Index are common stocks, tracking stocks, and American Depositary Receipts (“ADRs”), including New York Registry Shares. Securities of companies organized as real estate investment trusts (“REITs”), securities of Special Purpose Acquisition Companies (“SPACs”), and “when-issued” securities are not eligible for inclusion in the Underlying Index.
In seeking to track the investment results (before fees and expenses) of the Underlying Index, the portfolio managers primarily utilize a “full replication” methodology, pursuant to which the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund can invest in derivative instruments, including futures contracts. The Fund can use exchange-traded futures contracts, including index futures, to gain exposure to equity securities represented in the Underlying Index while managing cash balances.
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of August 31, 2025, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified solely in accordance with the Underlying Index.
The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2025, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates, are likely to change over time.

Invesco S&P 500 Index Fund | Invesco S&p 500 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies included in the S&P 500® Index (the Underlying Index), and in derivatives and other instruments that have economic characteristics similar to such securities. The Underlying Index is comprised of common stocks of approximately 500 large-capitalization companies that generally represent the large-cap segment of the U.S. equity market. The Underlying Index employs a float-adjusted market capitalization weighted methodology, with larger companies generally receiving greater weights.
In seeking to track the investment results (before fees and expenses) of the Underlying Index, the portfolio managers primarily utilize a “full replication” methodology, pursuant to which the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Underlying Index is typically rebalanced quarterly. There is no regularly scheduled reconstitution of the Underlying Index; rather, changes to the composition of the Underlying Index are made on an as-needed basis in accordance with the index provider’s methodology. The Fund is generally rebalanced in accordance with the Underlying Index. Constituent changes are generally incorporated in the Fund as and when they are made to the Underlying Index.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to seek exposure to certain equity securities represented in the Underlying Index while managing cash balances.
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act) solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of November 20, 2025, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified solely in accordance with the Underlying Index.

Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests mainly in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.” Senior Loans may be collateralized or uncollateralized. They typically pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Senior Loans, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund may invest in Senior Loans directly as an original lender, or by assignment from a lender, or it may invest indirectly through loan participation agreements. While most of these Senior Loans will be collateralized, the Fund can also invest up to 10% of its net assets (plus the amount of borrowings for investment purposes) in uncollateralized Senior Loans.
The Fund can invest up to 20% of its total assets in cash (whether U.S. dollars or a foreign currency) or cash equivalents, or in other loans, securities and other investments, including but not limited to: secured or unsecured fixed-rate loans, fixed or floating rate notes or bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, investment-grade short-term debt obligations, equity securities (including common stocks, preferred stocks, rights, warrants, and securities convertible into common stock) and derivatives. The Fund also may invest in Senior Loans made in connection with highly leveraged transactions, including but not limited to, operating loans, leveraged buyout loans, and leveraged capitalization loans. The Fund will invest 25% or more of its total assets in instruments of the group of industries in the financial securities sector.
The Fund can invest in investment-grade or below-investment-grade debt instruments (sometimes referred to as “high yield” or “junk” securities). The Fund can invest up to 100% of its assets in debt instruments rated below-investment-grade, and will normally invest a substantial portion of its assets in those securities. “Investment-grade” debt instruments are rated in one of the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s or S&P Global Ratings (or, in the case of unrated securities, determined by the Adviser to be comparable to securities rated investment-grade). The Fund may also invest in unrated instruments, in which case the Fund’s Adviser may assign ratings to those instruments, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. The Fund may invest in defaulted or distressed loans and loans to bankrupt companies.
The Fund may invest in securities of U.S. and foreign issuers. The Fund can invest in Senior Loans or other investments (such as subordinated debt and fixed-rate loans) issued by foreign entities.
The Fund has no requirements as to the range of maturities of the debt instruments it can buy or as to the market capitalization of the issuers of those instruments. The Fund can borrow up to one-third of the Fund’s assets (including the amount borrowed) and use other techniques to manage its cash flow, to redeem shares, or to purchase assets, a technique referred to as “leverage.” The Fund may also use certain types of derivative investments to try to enhance income or to seek to manage (hedge) investment risks, including, but not limited to, options, futures contracts, swaps, and “structured” notes.
The Fund can engage in foreign currency transactions either on a spot basis (i.e. for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can use currency futures and currency swaps to seek to hedge its exposure to foreign currencies.
The Fund may invest without limitation in obligations for which there is no readily available trading market or which are otherwise illiquid, including securities restricted as to resale such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended, and other types of exempt securities.
In selecting investments for the Fund, the portfolio managers evaluate overall investment opportunities and risks among the types of investments the Fund can hold. They analyze the credit standing and risks of borrowers whose loans or debt securities they are considering for the Fund’s portfolio. They evaluate information about borrowers from their own research or research supplied by rating organizations, agent banks or other sources and select only those loans that they believe are likely to pay the interest and repay the principal when it becomes due. The portfolio managers consider many factors, including, among others,
■
the borrower’s past and expected future financial performance
■
the experience and depth of the borrower’s management
■
the status of the borrower’s industry and its position in that industry
■
the collateral for the loan or other debt security
■
the borrower’s assets and cash flows
■
the credit quality of the debt obligations of the bank servicing the loan and other intermediaries imposed between the borrower and the Fund. The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or Fund investments may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
There can be no assurance that the portfolio managers’ analysis will identify all of the factors that may impair the value of a Senior Loan or other investment.

Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities at the time of investment. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (Investment Company Act of 1940 or 1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax, at the time of issuance, in the opinion of bond counsel of the issuer or other counsel to the issuers of such securities.
The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may invest in these and other types of municipal securities. Under normal market conditions, the Fund invests primarily in municipal securities classified as revenue bonds.
Invesco Advisers, Inc. (Invesco or the Adviser) generally seeks to achieve the Fund’s investment objective by investing at least 75% of its net assets in higher yielding municipal securities, specifically medium- and lower-grade municipal securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-grade municipal securities are securities rated by S&P or Fitch, Inc. (Fitch) as BBB+ through D (inclusive) for bonds or SP-2 or lower for notes; by Moody’s as Baa1 through D (inclusive) for bonds or MIG3 or VMIG3 or lower for notes; or unrated municipal securities determined by the Adviser to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the lowest rating assigned. Medium- and lower-grade securities are, therefore, inclusive of some securities rated investment grade. “Below-investment-grade” securities are those rated below the four highest rating categories of S&P, Moody’s, Fitch or another NRSRO (or, in the case of unrated securities, determined by the Adviser to be comparable to securities rated below-investment-grade). Securities rated below investment grade are commonly referred to as junk bonds.
At times, the market conditions in the municipal securities markets may be such that the Adviser may invest in higher-grade issues, particularly when the difference in returns between quality classifications is very narrow or when the Adviser expects interest rates to increase. Higher-grade securities are securities that are rated higher than medium- or lower-grade securities by Moody’s, S&P, or Fitch, or considered by the Adviser to be of comparable quality, including municipal securities rated A-, SP-1 or higher by S&P or rated A3, MIG2, VMIG2 or higher by Moody’s and in tax-exempt commercial paper rated A-3 or higher by S&P or rated P-3 or higher by Moody’s or in unrated securities determined by the Adviser to be of comparable quality.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state. However, it is not the present intention of the Fund to invest more than 25% of the value of its net assets in issuers located in the same state.
The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
Under normal market conditions, the Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax. From time to time, the Fund temporarily may invest up to 10% of its net assets in tax exempt money market funds and such instruments will be treated as investments in municipal securities.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and pay-in-kind securities. The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that a Fund buys or sells a security with payment and delivery taking place in the future.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund’s investments in Inverse Floaters are included for purposes of the 80% policies described above.
The Fund can invest in derivative instruments, including futures contracts and swap contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can use swap contracts, including interest rate swaps, to seek to hedge its exposure to interest rates.
The Adviser buys and sells securities for the Fund’s portfolio with a view towards seeking a high level of interest income exempt from federal income tax and selects securities that the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund’s portfolio to undue risk.
The Fund will attempt to maintain a dollar-weighted average portfolio duration equal to or less than five years. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet that target at all times. The foregoing duration target is not guaranteed and the portfolio managers may deviate from such target in their discretion.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.

Invesco Short Term Municipal Fund | Invesco Short Term Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual and, as applicable, the Fund’s state income tax. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (Investment Company Act of 1940 or 1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund will not invest more than 5% of its net assets in securities that produce income subject to the federal alternative minimum tax (AMT).
The Fund invests in municipal securities issued by the governments of states, their political subdivisions (such as cities, towns, counties, agencies and authorities) and the District of Columbia, U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities. These primarily include municipal bonds (long-term (more than one-year) obligations), municipal notes (short-term obligations), interests in municipal leases, and tax-exempt commercial paper. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source.
The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of two years or less; however, it can buy securities that have short, intermediate or long maturities. A substantial percentage of the securities the Fund buys may be “callable,” meaning that the issuer can redeem them before their maturity date. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet that target at all times. The foregoing maturity target is not guaranteed and the portfolio managers may deviate from such target in their discretion.
The Fund will not invest more than 5% of its total assets in securities that are rated below investment grade (sometimes referred to as “junk bonds”). The Fund also will not invest more than 15% of its total assets in securities rated below the top three investment grade categories. Each of these restrictions is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of these securities to exceed, at times significantly, these restrictions for an extended period of time.
Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-grade municipal securities are securities rated by S&P or Fitch, Inc. (Fitch) as BBB+ through D (inclusive) for bonds or SP-2 or lower for notes; by Moody’s as Baa1 through D (inclusive) for bonds or MIG3 or VMIG3 or lower for notes; or unrated municipal securities determined by the Adviser to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the highest rating assigned.
The Fund will not invest more than 5% of its total assets in unrated securities. For purposes of the limitations described above regarding “unrated securities,” such securities do not include securities that are not rated but that the Adviser determines to be comparable to securities of the same issuer that are rated by an NRSRO.
The Fund will not invest more than 15% of its total assets in municipal securities issued by the government of a single state, its political sub-divisions, or the District of Columbia, U.S. territory, commonwealth or possession, or their agencies, instrumentalities and authorities. Notwithstanding this limitation, the Fund may invest up to 25% of its total assets in municipal securities issued by each of California, New York, and Texas, or their respective agencies, instrumentalities and authorities. In addition, the Fund will not invest more than 15% of its total assets in a single sector, as determined by the Adviser. This limitation does not apply to investments in the general obligations sector.
The Fund can invest in derivative instruments, including futures contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund may invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.
The Adviser buys and sells securities for the Fund’s portfolio with a view towards seeking a high level of interest income exempt from federal income tax and selects securities that the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund’s portfolio to undue risk.

Invesco SMA Municipal Bond Fund | Invesco SMA Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities at the time of investment. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax, at the time of issuance, in the opinion of bond counsel of the issuer or other counsel to the issuers of such securities.
The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may invest in these and other types of municipal securities. Under normal market conditions, the Fund invests primarily in municipal securities classified as revenue bonds.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
Invesco Advisers, Inc. (Invesco or the Adviser) generally seeks to achieve the Fund’s investment objective by investing at least 60% of its net assets in higher yielding municipal securities, specifically medium- and lower-grade municipal securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-grade municipal securities are securities rated by S&P or Fitch, Inc. (Fitch) as BBB+ through D (inclusive) for bonds or SP-2 or lower for notes; by Moody’s as Baa1 through D (inclusive) for bonds or MIG3 or VMIG3 or lower for notes; or unrated municipal securities determined by the Adviser to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the lowest rating assigned. Medium- and lower-grade securities are, therefore, inclusive of some securities rated investment grade. Below-investment-grade” securities are those rated below the four highest rating categories of S&P, Moody’s, Fitch or another NRSRO (or, in the case of unrated securities, determined by the Adviser to be comparable to securities rated below-investment-grade). Securities rated below investment grade are commonly referred to as junk bonds. The Fund may invest up to 20% of the value of its net assets in unrated municipal securities and up to 10% of the value of its net assets in defaulted bonds (i.e., bonds on which the issuer has not paid principal or interest on time).
At times, the market conditions in the municipal securities markets may be such that the Adviser may invest in higher-grade issues, particularly when the difference in returns between quality classifications is very narrow or when the Adviser expects interest rates to increase. Higher-grade securities are securities that are rated higher than medium- or lower-grade securities by Moody’s, S&P, or Fitch, or considered by the Adviser to be of comparable quality, including municipal securities rated A-, SP-1 or higher by S&P or rated A3, MIG2, VMIG2 or higher by Moody’s and in tax-exempt commercial paper rated A-3 or higher by S&P or rated P-3 or higher by Moody’s or in unrated securities determined by the Adviser to be of comparable quality.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund may not invest more than 25% of the value of its net assets in issuers located in the same state. Additionally, the Fund may not invest more than a total of 10% of the value of its net assets in issuers located in U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands.
The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
The Fund can invest up to 30% of its net assets in securities subject to the federal alternative minimum tax (AMT).
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund’s investments may include securities that do not produce immediate cash income, such as zero-coupon securities and pay-in-kind securities. The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that a Fund buys or sells a security with payment and delivery taking place in the future.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund’s investments in Inverse Floaters are included for purposes of the 80% policies described above.
The Fund can use futures contracts, including treasury futures, to seek to gain or reduce exposure to certain asset classes and to manage duration.
The Fund can use swap contracts, including interest rate swaps, to seek to hedge its exposure to interest rates.
The Adviser buys and sells securities for the Fund’s portfolio with a view towards seeking a high level of interest income exempt from federal income tax and selects securities that the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund’s portfolio to undue risk.
The Fund will attempt to maintain a dollar-weighted average portfolio duration equal to or less than five years. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet that target for at all times. The foregoing duration target is not guaranteed and the portfolio managers may deviate from such target in their discretion.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.